Borrowings (Details) - ARS ($) $ in Millions		Jun. 30, 2020		Jun. 30, 2019	Jun. 30, 2018
Disclosure of detailed information about borrowings [line items]
Total non-current borrowings	[1]	$ 297,818		$ 381,639
Total current borrowings	[1]	78,341		65,036
Borrowings total amount		376,159	[1]	446,675	$ 459,444
At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		301,386		441,575
NCN [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[1]	315,848		381,649
NCN [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		252,018		376,561
Bank Loans [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[1]	56,272		58,323
Bank Loans [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		45,329		55,749
Bank Overdrafts [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[1]	2,428		402
Bank Overdrafts [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount		2,428		402
Other Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[1],[2]	1,611		6,301
Other Borrowings [Member] | At Fair Value [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings total amount	[2]	$ 1,611		$ 8,863

[1]	Includes Ps. 311,674 and Ps. 393,641 as of June 30, 2020 and 2019, respectively, corresponding to the Operations Center in Israel.
[2]	Includes financial leases for Ps. 1 and Ps. 24 as of June 30, 2020 and 2019, respectively.